Segment Information - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Trade accounts receivable	$ 149.4	$ 318.0
Property, plant and equipment	968.9	1,964.7	$ 2,104.9	$ 2,154.2
Intangible assets	894.1	1,898.8	$ 1,882.4	$ 1,664.6
Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	294.2	318.0
Property, plant and equipment	2,058.6	1,964.7
Intangible assets	2,051.7	1,898.8
Total	4,404.5	4,181.5
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	4.7	5.8
Property, plant and equipment	859.5	688.8
Intangible assets	1,048.8	862.5
Total	1,913.0	1,557.1
Defense and Security [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	62.0	111.2
Property, plant and equipment	261.6	295.6
Intangible assets	16.5	11.0
Total	340.1	417.8
Executive Jets [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	15.2	1.3
Property, plant and equipment	456.6	544.0
Intangible assets	750.5	829.0
Total	1,222.3	1,374.3
Service and Support [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	208.6	192.2
Property, plant and equipment	480.9	435.6
Total	689.5	627.8
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	3.7	7.5
Property, plant and equipment		0.7
Intangible assets	113.8	78.4
Total	117.5	86.6
Total reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	294.2	318.0
Property, plant and equipment	2,058.6	1,964.7
Intangible assets	1,929.6	1,780.9
Total	4,282.4	4,063.6
Unallocated [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Intangible assets	122.1	117.9
Total	$ 122.1	$ 117.9